Sales of goods (Tables) - Sociedad Minera Cerro Verde S.A.A. [Member]	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about revenue by geographic region [Text Block]
The following table shows net sales by geographic region based on the final destination port:

	For the year ended	For the year ended	For the year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	US$(000)	US$(000)	US$(000)

Asia	2,416,826	1,865,346	770,272
Europe	314,092	161,844	65,648
North America	287,174	213,002	79,244
South America (primarily Peru)	193,174	150,648	204,206
	3,211,266	2,390,840	1,119,370
Less: Royalty contributions (see Note 2(k))	(8,335)	(6,686)	(3,753)

Total net sales	3,202,931	2,384,154	1,115,617

Disclosure of detailed information about revenue by type of products [Text Block]
This item is made up as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2017		December 31, 2016		December 31, 2015
	Pounds(000)	US$(000)	Pounds(000)	US$(000)	Pounds(000)	US$(000)

Copper in concentrate	979,243	2,702,508	995,386	1,967,052	440,071	794,197
Copper cathode	84,679	241,725	109,128	247,431	104,279	259,830
Other (primarily silver and molybdenum concentrate)		267,033		176,357		65,343

Subtotal Sales		3,211,266		2,390,840		1,119,370
Less: Royalty contributions (see Note 2(k))		(8,335)		(6,686)		(3,753)

Total net sales		3,202,931		2,384,154		1,115,617